Stock-Based Compensation	6 Months Ended
Jun. 30, 2013
Stock-Based Compensation
7.	Stock-Based Compensation

In March 2013, 142,157 Class A common shares, with an aggregate value of $0.4 million were granted to the Company’s non-management directors as part of their annual compensation for 2013. These Class A common shares were purchased on the open market and distributed to the directors.

The Company grants restricted stock units as incentive-based compensation under the Teekay Tankers Ltd. 2007 Long-Term Incentive Plan to certain employees of Teekay Corporation’s subsidiaries that provide services to the Company. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For stock-based compensation awards subject to graded vesting, the Company calculates the value for the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. The compensation cost of the Company‘s stock-based compensation awards is reflected in general and administrative in the Company’s consolidated statements of (loss) income.

During March 2013, the Company granted 411,629 restricted stock units with a grant date fair value of $1.0 million to certain employees of Teekay’s subsidiaries, which provide services to the Company, based on the Company’s closing share price on the grant date. Each restricted stock unit is equal in value to one share of the Company’s common shares plus reinvested distributions from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Any portion of a restricted stock unit award that is not vested on the date of a recipient’s termination of service is cancelled, unless their termination arises as a result of the recipient’s retirement and, in this case, the restricted stock unit award will continue to vest in accordance with the vesting schedule. Upon vesting, the value of the restricted stock unit awards is paid to each recipient in the form of common shares. During the three and six months ended June 30, 2013, the Company recorded an expense of $0.1 million and $0.2 million, respectively (2012—$nil) related to the restricted stock units.